GOODWILL - Textual (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2021 USD ($)	May 22, 2020	Dec. 31, 2019 COP ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 8,486,560	$ 7,713,817			$ 7,348,587
Impairment	$ 109,334	5,065
Explanation of period over which management has projected cash flows	Such calculations used cash flow projections, covering periods from 5 to 20 years.
Banco Bilbao Vizcaya Argentaria S.A. Panama [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	98.92%		98.92%
Grupo Financiero Reformador de Guatemala [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%		100.00%
Banco de Credito y Desarrollo Social [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	94.99%		94.99%
Medios de Pago MP S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%		100.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements	$ 853,401
COINCA Corporation Inc [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%		100.00%
Multi Financial Group Inc [member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired				96.60%
Concesionaria Panamericana S.A.S.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 93,272	101,809
Concesionaria Panamericana S.A.S. | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment	8,537
Concesionaria Covipacfico S.A.S.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,579	102,376
Impairment	100,797
BAC Holding International Corp
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,256,287	5,519,230
Recoverable amount of asset or cash-generating unit	$ 24,669,313
Explanation of period over which management has projected cash flows	10-years projection
Book value of cash-generating unit	$ 13,483,529
Growth rate used to extrapolate cash flow projections	3.00%		3.00%
Discount rate applied to cash flow projections	11.80%		11.80%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 21,922,915
Exceeds the Book Value Of Cash generating Unit	11,185,784
Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	465,905	465,905
Recoverable amount of asset or cash-generating unit	$ 9,166,267
Explanation of period over which management has projected cash flows	5-years projection
Growth rate used to extrapolate cash flow projections	3.60%		3.60%
Discount rate applied to cash flow projections	12.50%		12.50%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 8,289,397
Exceeds the Book Value Of Cash generating Unit	1,931,847
Banco de Bogota S.A. over Megabanco | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Book value of cash-generating unit	7,234,420
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	538,231	$ 538,231
Recoverable amount of asset or cash-generating unit	$ 5,310,260
Explanation of period over which management has projected cash flows	20-years projection
Book value of cash-generating unit	$ 2,863,291
Growth rate used to extrapolate cash flow projections	3.50%		3.50%
Discount rate applied to cash flow projections	12.50%		12.50%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher			$ 4,780,417
Exceeds the Book Value Of Cash generating Unit	$ 2,446,969
Concesionaria Vial del Pacifico S.A.S
Disclosure of reconciliation of changes in goodwill [line items]
Recoverable amount of asset or cash-generating unit	$ 1,236,830
Estimated discount rate WACC	8.51%	8.70%	8.51%